Note 16 - Commitments and Contingencies (Details Textual)	1 Months Ended
	Mar. 31, 2020 CAD ($) shares	Jun. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Legal proceedings, number of plaintiffs opted into federal minimum wage and overtime claims		1,800
Legal proceedings, number of plaintiffs certified as overtime claims		8,000
Conversion of class A special shares for common stock (in shares) | shares	9,500,000
Surety bond [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 66,200,000	$ 48,900,000
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, letters of credit	$ 72,500,000	$ 63,200,000